Selected Statement of Operations Data (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income:
Interest on bank deposits and short-term investments	$ 208	$ 75	$ 49
Non-dollar currency gains - net	0	415	13
Income from marketable securities	77	136	143
Realized gain from sale of available-for-sale securities	28	0	0
Interest on available-for-sale securities	27	42	58
Other Nonoperating Income	340	668	263
Expenses:
Non-dollar currency losses - net	(107)	0	0
Realized loss from sale of available-for-sale securities	0	(24)	(84)
Bank commissions and charges	(11)	(14)	(13)
Other Nonoperating Expense	(118)	(38)	(97)
Financial income (expense) - net	$ 222	$ 630	$ 166